14. INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details 1
Federal statutory rate	34.00%	34.00%
State Income Taxes net of federal impact	0.20%	3.50%
Increase in income taxes resulting from:
Change in valuation allowance	(34.20%)	(37.50%)
Effective tax rate	0.00%	0.00%